SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 59,122	$ 8,100	¥ 54,353	¥ 42,548
Facilitation and servicing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	8,035		4,921	2,408
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	25,879		31,464	33,740
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	10,557		6,823	6,038
Sales and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 14,651		¥ 11,145	¥ 362